Strategic Investment in Prismo Metals Inc. and Intangible Assets - Disclosure of strategic investment (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Intangible Assets Line Items
Balance	$ 1,297,098	$ 0
Additions		1,413,225
Gain (loss) from fair value adjustment	(691,704)	(116,127)
Balance	$ 605,394	$ 1,297,098